Loans and borrowings - Amounts Recognized Related to Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest expense on lease liabilities	$ 573	$ 382
Foreign exchange gain	(15,752)	(513)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense on lease liabilities	573	382
Foreign exchange gain	(560)	(45)
Variable lease payments	782	1,859
Amounts recognized in statements of profit or loss and comprehensive income or loss related to lease liabilities	$ 795	$ 2,196